Prospectus Supplement                                             221895 1/05

dated January 13, 2005 to:
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PUTNAM GLOBAL EQUITY FUND
Prospectuses dated February 29, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader       Since    Experience
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Shigeki Makino         2004     2000 - Present       Putnam Management
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                                Prior to Aug. 2000   Fidelity Investments
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Portfolio members      Since    Experience
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Mark A. Bogar          2002     1998 - Present       Putnam Management
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Joshua H. Brooks       2004     2003 - Present       Putnam Management
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                                Prior to April 2003  Delaware Investments
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David E. Gerber        2003     1996 - Present       Putnam Management
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Bradford S. Greenleaf  2005     2004 - Present       Putnam Management
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                                Prior to Oct. 2003   Independence Investments
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